OPERATING LEASES	12 Months Ended
Mar. 31, 2017
OPERATING LEASES
OPERATING LEASES

(19)OPERATING LEASES

Minimum rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Property on Operating Lease

	March 31, 2016	March 31, 2017
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(12,030,383)	(13,812,837)

	41,018,830	39,236,376

Rentals under Operating Lease

Future minimum rental income under non-cancelable operating lease as of March 31, 2017 are:

Minimum
Rentals Amount
RMB
Year ended March 31:
2018	4,816,386
2019	4,170,397
2020	4,056,594
2021	95,821
2022	—

13,139,198